Subordinated Debentures and SBLF Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013	Jun. 30, 2006	Sep. 30, 2005
Interest payment period	5 years
Time period after occurrence and continuation of certain changes which debt redemption may occur	180 days
Small Business Lending Fund redeemable preferred stock, stated value	$ 1,000	$ 1,000	$ 1,000
Beginning with the fourth quarter of 2013 through the fourth quarter of 2015
Dividend rate	1.00%
Remains outstanding in the first quarter of 2016
Dividend rate	9.00%
Minimum
Percentage ownership constituting triggering event	25.00%
Trust II
Interest rate	6.10%
Maturity date	Sep. 15, 2035
Trust II | Three month LIBOR
Basis spread on variable rate	1.53%
Trust II | Trust Preferred Securities Subject to Mandatory Redemption
Floating rate capital securities					$ 6.0
Trust III
Interest rate	1.93%
Maturity date	Jun. 15, 2036
Trust III | Three month LIBOR
Basis spread on variable rate	1.69%
Trust III | Trust Preferred Securities Subject to Mandatory Redemption
Floating rate capital securities				$ 6.0